Investment Strategy - Lone Peak Value Fund	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
To achieve its investment objective, the Fund invests primarily in equity securities of U.S. companies of any size that the Fund’s investment adviser, Lone Peak Global Investors, LLC (the “Adviser”), believes are trading at a discount to what they are worth at the time of purchase and have the potential for capital appreciation with acceptable downside risks.
The Adviser uses a disciplined “bottom-up” selection process to identify equity securities of companies that appear to be selling at a discount to the Adviser’s assessment of their potential value. To evaluate a company’s potential value, the Adviser uses analysis techniques such as normalized price multiples (including price to earnings, price to book value, and price to cash flow); estimated private market value; liquidation analysis; discounted cash flow analysis; and dividend discount models.

The Adviser strives to buy stocks at a discount to intrinsic value, taking advantage of price dislocations caused by short-term investor orientation, herd influences and other irrational investor behavior. The Adviser also buys stocks at a discount resulting from the increasing market clout of passive investors and investors who rely on non-company-specific analysis, such as investors who trade funds and ETFs of entire sectors or industries rather than individual stocks. These investment opportunities arise when, in the opinion of the Adviser, the expectations implied in a company’s stock price are too low relative to the firm’s long-term earnings power or to its current assets. The Fund also may invest in sponsored or unsponsored American Depository Receipts (“ADRs”).

The overall portfolio construction is guided by a dynamic mix of two types of stocks:

•Core Value stocks – investments in companies the Adviser believes are high-quality companies that earn high returns on capital.
•Deep Value stocks – opportunistic investments in companies the Adviser believes are deeply-undervalued.

The Fund employs a high conviction, focused strategy and intends to hold a limited number of securities. The Adviser believes that maintaining a relatively small number of portfolio holdings allows each security to have a meaningful impact on the portfolio’s results. The number of securities held by the Fund may occasionally change at times such as when the portfolio manager is accumulating new positions, phasing out and exiting positions, or responding to exceptional market conditions.